Condensed Financial Information of the Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from bank subsidiaries	$ 58,877	$ 43,135
Investment in equity securities	200,246	213,806
Premises and equipment	37,021	37,953
Deferred tax asset	14,673	14,961
Other assets	19,718	20,795
Total assets	1,181,606	1,171,161
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	6,532	6,895
Stockholders' equity	92,220	102,576	101,488	107,771
Total liabilities and stockholders' equity	1,181,606	1,171,161
Parent Company [Member]
Assets
Cash and due from bank subsidiaries	1,863	13,282
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,849	140,361
Premises and equipment	1	1
Deferred tax asset	1,424	1,611
Other assets	1,022	10
Total assets	145,645	156,751
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	3,939	4,689
Stockholders' equity	92,220	102,576
Total liabilities and stockholders' equity	$ 145,645	$ 156,751